SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2012
SECURITIES AVAILABLE FOR SALE

NOTE 3—SECURITIES AVAILABLE FOR SALE

The fair value of securities available for sale at year end is as follows:

2012	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$21,430	$29	$(67)
States and political subdivisions	2,909	72	—
Mortgage-backed – Government sponsored enterprises (GSE) residential	22,975	338	(20)
Preferred stock	37	22	—
SBA guaranteed	237	3	(1)

	$47,588	$464	$(88)

2011	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$9,041	$42	$—
States and political subdivisions	12,926	482	(3)
Mortgage-backed – Government sponsored enterprises (GSE) residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

Securities classified as U. S. government agencies include notes issued by government-sponsored enterprises such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. The SBA-guaranteed securities are pools of the loans guaranteed by the Small Business Administration.

The fair values of securities available for sale at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	302	307
Due after one year through five years	711	730
Due after five years through ten years	2,798	2,819
Due after ten years	20,494	20,483

Mortgage-backed – GSE residential	22,657	22,975
Preferred stock	15	37
SBA guaranteed	235	237

	$47,212	$47,588

Securities with a carrying value of approximately $20.0 million and $24.6 million at December 31, 2012 and 2011, respectively, were pledged to secure public deposits, Federal Home Loan Bank advances and for other purposes as required or permitted by law.

Sales of securities were as follows:

	2012	2011
Proceeds	$12,689	$2,526
Gross gains	980	104
Gross losses	—	—

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2012 and 2011 was $15,082,000 and $814,000, respectively, which is approximately 31.7% and 1.9% of the Company’s investment portfolio, respectively. These declines primarily resulted from changes in market interest rates and current depressed market conditions. Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary. Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	Less than 12 Months		12 Months or More		Total
2012 Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$11,406	$(67)	$—	$—	$11,406	$(67)
Mortgage-backed – GSE residential	3,637	(20)	14	—	3,651	(20)
SBA Guaranteed	—	—	25	(1)	25	(1)

Total temporarily impaired securities	$15,043	$(87)	$39	$(1)	$15,082	$(88)

	Less than 12 Months		12 Months or More		Total
2011 Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed – GSE residential	109	(1)	—	—	109	(1)
SBA Guaranteed	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)